Significant Accounting Judgements, Estimates and Assumptions - Additional Information (Details)	Dec. 31, 2023 EUR (€)
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Estimated milestone payment to be received	€ 0